Employee Benefit Expenses - Summary OF Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefit Expenses [Abstract]
Wages and salaries	₺ 1,746,147	₺ 1,450,262	₺ 1,317,655
Employee termination benefits	32,862	32,977	30,593
Defined contribution plans	8,107	7,722	8,364
Employee benefit expenses	₺ 1,787,116	₺ 1,490,961	₺ 1,356,612